Business combinations and other significant transactions (Tables)	12 Months Ended
Dec. 31, 2024
Business combinations and other significant transactions
Schedule of detailed information about business combinations

Balance sheet values at the acquisition date of the business combinations realized in 2024 are shown in the following table:

(€ million)	Exploration & Production - Neptune Energy Group	Plenitude - Renewables and Retail	Enilive - Atenoil	Total
Cash and cash equivalents	257	8		265
Current financial assets	233			233
Other current assets	476	5	5	486
Current assets	966	13	5	984
Property, plant and equipment	2,501	71	14	2,586
Deferred tax assets	407			407
Other non-current assets	790	57	23	870
Non-current assets	3,698	128	37	3,863
TOTAL ASSETS	4,664	141	42	4,847
Current financial liabilities	45		8	53
Other current liabilities	310	3	6	319
Current liabilities	355	3	14	372
Non-current financial liabilities	850	61	2	913
Provisions	829		1	830
Deferred tax liabilities	586		3	589
Other non-current liabilities	85	2		87
Non-current liabilities	2,350	63	6	2,419
TOTAL LIABILITIES	2,705	66	20	2,791
TOTAL NET ACQUISITIONS	1,959	75	22	2,056
Goodwill		5	28	33
Fair value of investments held before the acquisition of control		(28)		(28)
Non-controlling interest		(1)		(1)
TOTAL CASH CONSIDERATION OF THE TRANSACTION	1,959	51	50	2,060

Schedule of detailed information about divestments

Balance sheet values of the divestments and/or business combinations realized in 2024 are shown in the following table:

(€ million)	Exploration & Production - Nigerian Agip Oil Co Ltd	Exploration & Production - Business combination Ithaca Energy Plc	Refining - Eni Ecuador SA	Total
Cash and cash equivalents	38	103	12	153
Other current assets	675	89	38	802
Current assets	713	192	50	955
Property, plant and equipment	806	1,333	18	2,157
Deferred tax assets	86	327		413
Other non-current assets	76	44	5	125
Non-current assets	968	1,704	23	2,695
TOTAL ASSETS	1,681	1,896	73	3,650
Current financial liabilities	10			10
Other current liabilities	509	292	15	816
Current liabilities	519	292	15	826
Non-current financial liabilities	6	36		42
Other non-current liabilities	548	898	5	1,451
Non-current liabilities	554	934	5	1,493
TOTAL LIABILITIES	1,073	1,226	20	2,319
Equity attributable to Eni	608	670	53	1,331
TOTAL EQUITY	608	670	53	1,331
TOTAL LIABILITIES AND EQUITY	1,681	1,896	73	3,650